Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions, contingent liabilities and contingent assets [text block] [Abstract]
Schedule of provisions and contingencies
	2021	2020	2019
Contingencies
Balance as of January 1	$1,829	$2,276	$2,379
Effect of changes in foreign exchange rates	(209)	(387)	(77)
Provisions made	—	761	12
Provisions used	(1,119)	(821)	(38)
Balance as of December 31	$501	$1,829	$2,276